Corporate Bonds Issuance (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Corporate Bond Liabilities
The corporate bonds liabilities recorded by the Bank are as follows:

Corporate Bonds	Original value		Residual face value as of 12/31/2023	12/31/2023	12/31/2022
Subordinated Resettable – Class A	USD 400,000,000	(1)	USD 400,000,000	328,227,793	224,617,825
Non-subordinated – Class E	USD 17,000,000	(2)	USD 17,000,000	12,455,209	8,456,451
Non-subordinated – Class F	USD 53,000,000	(3)	USD 53,000,000	41,420,786

Total				382,103,788	233,074,276

Summary of the Corporate Liabilities by Banco BMA SAU
The corporate bonds liabilities recorded by Banco BMA SAU are as follows:

Corporate Bonds	Original value	Residual face value as of 12/31/2023	12/31/2023
Non-subordinated –Series XXXII	1,000,000,000	1,000,000,000	4,988,018

Total			4,988,018